STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (633,173)	$ (523,905)	$ (903,039)
Items not affecting cash:
Depreciation	5,475	5,609	8,040
Depreciation-Right-of-use assets	39,536	0	0
Deemed interest on lease	11,068	0	0
Loss on disposal of equipment, vehicles and furniture	3	0	222
Option based payments	223,384	42,090	432,895
Changes in non-cash working capital items:
(Increase)/decrease in receivables	26	1,162	317
(Increase)/decrease in prepaids and deposits	(20,313)	1,294	1,132
Increase/(decrease) in accounts payable and accrued liabilities	17,756	(7,827)	(2,500)
Increase in amounts owing to related parties	368,014	312,248	16,388
Net cash provided by/(used in) operating activities	11,776	(169,329)	(446,545)
CASH FLOWS FROM FINANCING ACTIVITIES
Lease payments	(46,620)	0	0
Net cash used in financing activities	(46,620)	0	0
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation costs - (net of recovery)	(42,079)	(236,592)	(182,644)
Purchase of equipment, vehicles and furniture	(6,924)	0	0
Net cash used in investing activities	(49,003)	(236,592)	(182,644)
Change in cash and cash equivalents during the year	(83,847)	(405,921)	(629,189)
Cash and cash equivalents, beginning of year	137,283	543,204	1,172,393
Cash and cash equivalents, end of year	$ 53,436	$ 137,283	$ 543,204